Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia for the years ended December 31, 2019, 2018 and 2017 was as follows (in millions of U.S. dollars):

	2019	2018	2017
PartnerRe Bermuda	$863	$138	$(69)
PartnerRe Europe	$188	$1	$153
PartnerRe U.S.	$(106)	$(197)	$24
PartnerRe Asia	$8	$(40)	$18

The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia at December 31, 2019 and 2018 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia
	2019	2018	2019	2018	2019	2018	2019	2018
Required statutory capital and surplus	$2,441	$2,145	$1,532	$1,511	$911	$732	$64	$56
Actual statutory capital and surplus	$4,858	$4,233	$2,219	$2,169	$1,080	$1,094	$208	$208